Income Taxes - Summary of Deferred Tax Assets and Liabilities as of the Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating loss carryforward	$ 22,564	$ 5,934
Tax credit carryforward	13,844	14,171
Accruals and reserves	753	35,589
Accrued interest	1,118	762
Intangibles	18,026	17,632
Lease liability	1,411	1,120
Goodwill		4,467
Interest carryforward	1,426
Capitalized R&D costs	1,123
Deferred tax assets	60,265	79,675
Less: Valuation allowance	(18,747)	(18,893)
Net deferred tax assets	41,518	60,782
Deferred tax liabilities
Goodwill	(5,571)
Intangibles	(5,210)
Right-of-use-assets	(1,384)	(1,038)
Other	(1,267)	(454)
Deferred tax liabilities	(13,432)	(1,492)
Net deferred tax assets (liabilities)	$ 28,086	$ 59,290